UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Crosslink Capital, Inc.

Address:   Two Embarcadero Center
           Suite 2200
           San Francisco, CA 94111


Form 13F File Number: 28-05263


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Mihaly Szigeti
Title:  Chief Compliance Officer
Phone:  (415) 617-1800

Signature,  Place,  and  Date  of  Signing:

/s/ Mihaly Szigeti                 San Francisco, CA                  2/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              45

Form 13F Information Table Value Total:  $      894,090
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
----------------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                              VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
----------------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ADEPT TECHNOLOGY, INC               COMMON STOCKS  006854202      998    383,719 SH       SOLE                   383,719      0    0
AVG TECHNOLOGIES LTD                SHS            N07831105    6,673    421,566 SH       SOLE                   421,566      0    0
ACTIVE NETWORK INC                  COMMON STOCKS  00506D100      976    198,700 SH       SOLE                   198,700      0    0
Amazon.com                          COMMON STOCKS  023135106   28,173    112,300 SH       SOLE                   112,300      0    0
APPLE, INC                          COMMON STOCKS  037833100   28,924     54,350 SH       SOLE                    54,350      0    0
AVAGO TECHNOLOGIES LTD              SHS            Y0486S104   19,917    629,279 SH       SOLE                   629,279      0    0
BAIDU INC                           SPONSORED ADR  056752108   10,871    108,400 SH       SOLE                   108,400      0    0
CARBONITE INC                       COMMON STOCKS  141337105   19,272  2,083,502 SH       SOLE                 2,083,502      0    0
CAVIUM NETWORKS INC                 COMMON STOCKS  14964U108   10,712    343,208 SH       SOLE                   343,208      0    0
Citrix Systems                      COMMON STOCKS  177376100   35,094    534,802 SH       SOLE                   534,802      0    0
eBay                                COMMON STOCKS  278642103   17,492    343,000 SH       SOLE                   343,000      0    0
EQUINIX INC                         COMMON STOCKS  29444U502   12,372     60,000 SH       SOLE                    60,000      0    0
EXAR CORPORATION                    COMMON STOCKS  300645108    6,371    715,886 SH       SOLE                   715,886      0    0
SELECT SECTOR SPDR TR               SBI INT-FINL   81369Y605   10,073    614,600 SH       SOLE                   614,600      0    0
FORMFACTOR INC                      COMMON STOCKS  346375108    3,180    697,412 SH       SOLE                   697,412      0    0
FORTINET INC                        COMMON STOCKS  34959E109   17,235    819,916 SH       SOLE                   819,916      0    0
Fusion io Inc                       COMMON STOCKS  36112J107    9,404    410,100 SH       SOLE                   410,100      0    0
GOOGLE INC                          CL A           38259P508   29,392     41,550 SH       SOLE                    41,550      0    0
HSN INC                             COMMON STOCKS  404303109    3,756     68,200 SH       SOLE                    68,200      0    0
Informatica Corp.                   COMMON STOCKS  45666Q102    3,620    119,400 SH       SOLE                   119,400      0    0
INTERXION HOLDINGS NV               SHS            N47279109   21,051    885,968 SH       SOLE                   885,968      0    0
Intuit Inc.                         COMMON STOCKS  461202103    3,295     55,400 SH       SOLE                    55,400      0    0
InvenSense Inc.                     COMMON STOCKS  46123D205    9,021    812,000 SH       SOLE                   812,000      0    0
iShares FTSE China 25 Index Fund    FTSE CHINA25   464387184   10,501    259,600 SH       SOLE                   259,600      0    0
                                    IDX
KLA-Tencor                          COMMON STOCKS  482480100    3,305     69,200 SH       SOLE                    69,200      0    0
LinkedIn                            COMMON STOCKS  53578A108   26,282    228,900 SH       SOLE                   228,900      0    0
Mastercard                          COMMON STOCKS  57636Q104    6,583     13,400 SH       SOLE                    13,400      0    0
NUANCE COMMUNICATIONS               COMMON STOCKS  67020Y100   25,929  1,161,690 SH       SOLE                 1,161,690      0    0
PANDORA MEDIA INC                   COMMON STOCKS  698354107  307,850 33,534,750 SH       SOLE                33,534,750      0    0
Pactera Technology International    SPONSORED ADR  695255109   12,436  1,566,224 SH       SOLE                 1,566,224      0    0
Ltd
Priceline.com                       COMMON NEW     741503403   12,904     20,800 SH       SOLE                    20,800      0    0
Qlik Technologies                   COMMON STOCKS  74733T105    8,143    374,900 SH       SOLE                   374,900      0    0
QUALCOMM INCORPORATED               COMMON STOCKS  747525103   33,689    544,600 SH       SOLE                   544,600      0    0
RDA MICROELECTRONICS                SPONSORED ADR  749394102    7,709    717,150 SH       SOLE                   717,150      0    0
RESPONSYS INC                       COMMON STOCKS  761248103    4,824    809,464 SH       SOLE                   809,464      0    0
RUBICON TECHNOLOGY INC              COMMON STOCKS  780911103    2,194    359,011 SH       SOLE                   359,011      0    0
SABA SOFTWARE                       COMMON NEW     784932600    6,380    729,996 SH       SOLE                   729,996      0    0
SALESFORCE.COM INC                  COMMON STOCKS  79466L302   24,946    148,400 SH       SOLE                   148,400      0    0
SENSATA TECHNOLOGIES HOLDING BV     SHS            N7902X906   14,203    437,284 SH       SOLE                   437,284      0    0
SHUTTERFLY INC                      COMMON STOCKS  82568P304    9,271    310,371 SH       SOLE                   310,371      0    0
Sina                                ORD            G81477104    9,959    198,300 SH       SOLE                   198,300      0    0
TriQuint Semiconductor Inc.         COMMON STOCKS  89674K103      506    104,700 SH       SOLE                   104,700      0    0
VANTIV, INC.                        COMMON STOCKS  92210H105    9,587    469,500 SH       SOLE                   469,500      0    0
VERISK ANALYTICS INC                COM CL A       92345Y106   15,383    301,800 SH       SOLE                   301,800      0    0
VISA INC                            COM CL A       92826C839   33,636    221,900 SH       SOLE                   221,900      0    0
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